INVENTORY	12 Months Ended
Dec. 31, 2018
Inventories [Abstract]
INVENTORY
INVENTORY

(US $ millions)	Dec 31, 2019	Dec 31, 2018
Raw materials	$62	$72
Finished goods	81	69
Operating and maintenance supplies	87	79
	$230	$220

At year-end, the provision to reflect inventories at the lower of cost and net realizable value was $18 million (December 31, 2018 – $20 million).